EMPLOYEE BENEFITS - Schedule of RSUs and SEUs at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,173,406
Fair value at grant date ($)	$ 194,422
Expense	$ 51,390
RSUs | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	7,500
Fair value at grant date ($)	$ 1,129
Expense	$ 1,305
RSUs | Grant price from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 130.99
RSUs | Grant price from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
RSUs | Grant price from 232.11 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	38,792
Fair value at grant date ($)	$ 11,177
Expense	$ 4,877
RSUs | Grant price from 232.11 to 298.47 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 232.11
RSUs | Grant price from 232.11 to 298.47 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 298.47
RSUs | Grant price from 138.00 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	659,962
Fair value at grant date ($)	$ 97,077
Expense	$ 17,429
RSUs | Grant price from 138.00 to 265.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 138.00
RSUs | Grant price from 138.00 to 265.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 265.96
RSUs | Grant price from 137.78 to 233.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	189,672
Fair value at grant date ($)	$ 31,552
Expense	$ 14,805
RSUs | Grant price from 137.78 to 233.10 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 137.78
RSUs | Grant price from 137.78 to 233.10 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 233.10
RSUs | Grant price from 152.98 to 244.61
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	277,480
Fair value at grant date ($)	$ 53,487
Expense	$ 12,974
RSUs | Grant price from 152.98 to 244.61 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 152.98
RSUs | Grant price from 152.98 to 244.61 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 223.17
Non employees RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	9,661
Fair value at grant date ($)	$ 2,049
Expense	$ 1,135
Non employees RSU | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 48
Non employees RSU | Grant price from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 130.99
Non employees RSU | Grant price from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
Non employees RSU | Grant price from 232.11 to 267.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	750
Fair value at grant date ($)	$ 174
Expense	$ 46
Non employees RSU | Grant price from 232.11 to 267.19 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 232.11
Non employees RSU | Grant price from 232.11 to 267.19 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 267.19
Non employees RSU | Grant price from 210.07 to 226.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,900
Fair value at grant date ($)	$ 407
Expense	$ (78)
Non employees RSU | Grant price from 210.07 to 226.30 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 138.00
Non employees RSU | Grant price from 210.07 to 226.30 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 226.30
Non employees RSU | Grant price from 146.26 to 235.62
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,702
Fair value at grant date ($)	$ 346
Expense	$ 581
Non employees RSU | Grant price from 146.26 to 235.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 146.28
Non employees RSU | Grant price from 146.26 to 235.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 235.62
Non employees RSU | Grant price from 179.46 to 222.28
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	5,309
Fair value at grant date ($)	$ 1,122
Expense	$ 538
Non employees RSU | Grant price from 179.46 to 222.28 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 179.46
Non employees RSU | Grant price from 179.46 to 222.28 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	244.61
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 190.60	$ 169.61
Number of Restricted Stock Units (in shares) | shares	1,183,067	1,165,036	1,089,727
Fair value at grant date ($)	$ 196,471
Expense	$ 52,525
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	16,586	28,059	57,779
Fair value at grant date ($)	$ 3,854
Expense	$ 933
SEU | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 268.05
Number of Restricted Stock Units (in shares) | shares	9,539
Fair value at grant date ($)	$ 2,564
Expense	$ 497
SEU | Grant price from 232.11 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 210.07
Number of Restricted Stock Units (in shares) | shares	798
Fair value at grant date ($)	$ 169
Expense	$ 40
SEU | Grant price from 138.00 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 181.2
Number of Restricted Stock Units (in shares) | shares	5,465
Fair value at grant date ($)	$ 988
Expense	$ 394
SEU | Grant price from 137.78 to 233.10
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 169.78
Number of Restricted Stock Units (in shares) | shares	784
Fair value at grant date ($)	$ 133
Expense	$ 2